CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Common stock, shares par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	4,000,000,000	4,000,000,000
Common stock, shares issued	2,645,641,186	1,676,014,753
Common stock, shares outstanding	2,645,641,186	1,676,014,753
Series A Preferred Stock [Member]
Preferred stock, shares par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	20,000,000	20,000,000
Preferred stock, shares issued	3,200,579	4,250,579
Preferred stock, shares outstanding	3,200,579	4,250,579
Series B Preferred Stock [Member]
Preferred stock, shares par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	2,500	2,500
Preferred stock, shares issued	2,504	2,305
Preferred stock, shares outstanding	2,504	2,305
Series C Preferred Stock [Member]
Preferred stock, shares par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000	10,000
Preferred stock, shares issued	3,000	0
Preferred stock, shares outstanding	3,000	0